GENERAL (Schedule of 2011 Acquisition) (Details)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2011 Centre des Technologies Nouvelles in Geneva, Switzerland [Member] USD ($)	Dec. 31, 2011 Centre des Technologies Nouvelles in Geneva, Switzerland [Member] CHF
Business Acquisition [Line Items]
Square meters of real estate property acquired				35,000
Square footage of real estate property acquired				377,000
Amount of cash paid to acquire the properties, net of adjustments				$ 40,234	37,420
Total purchase price adjustment at time of purchase agreement				319	300
Acquisition of Eldista, net:
Cash paid for Eldista shares		20,684		40,559	37,720
Assets and liabilities acquired:
Land				23,654
Building				137,797
Swap instrument				(392)
Mortgage loan				(92,705)
Rent settlements with tenants				(1,759)
Lease provision				(7,311)
Above and below-market value of in-place leases				1,124
Deferred tax liabilities				(15,282)
Other current net assets				(155)
Gain from a bargain purchase				(4,412)
Total purchase price				40,559
Less: Purchase price paid by non-controlling interests				(19,875)
Net purchase price				20,684
Gain on bargain purchase		$ 4,412		$ 4,412